COMMITMENTS	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
27.	COMMITMENTS

The company has entered into operating leases for property, plant and equipment. The minimum future payments under various operating leases in each of the years ended December 31 are listed below:

2016	9.7
2017	4.5
2018	4.2
2019	1.6
2020	0.7
Subsequent to 2020	0.1
$20.8

Subsequent to the sale of the company’s interest in PREI on March 20, 2013, the power purchase agreement between the company and PREI meets the definition of an operating lease under U.S. GAAP (see note 2, Summary of significant accounting policies). The lease expenses relating to the power purchase agreement totaled $25.2 million for the year ended December 31, 2015 (2014 - $23.2 million) and minimum future lease payments total $2.2 million over the next year. The power purchase agreement expired on January 31, 2016. On January 27, 2016 a new power purchase agreement was entered into with PREI that expires on January 31, 2021.

Total lease expense amounted to $32.7 million for the year ended December 31, 2015 (2014 – $30.5 million; 2013 – $25.7 million).